Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Mar. 26, 2026	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2025
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Period of inception			October 2, 2025 (Inception) through December 31, 2025
Accumulated deficit		$ (228,314)	$ (206,303)		$ (206,303)
Net loss		(20,604)	(12)	$ (12,205)
Net cash used in operating activities		(7,035)		$ (16,293)
Cash and cash equivalents		272,465	16,164		16,164
Working capital, net		270,182			31,237
Proceeds from reverse recapitalization	$ 301,646	301,646
Proceeds from issuance of private placement	275,000	275,000
Cash acquired through reverse recapitalization	$ 26,646	26,646
Cash and Cash Equivalents [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents		$ 272,465	16,164		16,164
Liquidity and Going Concern [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit			$ (206,303)		$ (206,303)